Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Obligations relating to short selling of securities [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferredout of level two into level one	$ 265	$ 396
Liabilities transferred out of level one into level two	268	6
Investment In Equity Securities [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Transferred out of level three into level two	0	0
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	620	1,867
Assets transferred out of level one into level two	914	712
Investment securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	2,310	3,010
Assets transferred out of level one into level two	$ 1,532	$ 698